SUPPLEMENTAL INFORMATION CONCERNING PROPERTY - CASUALTY INSURANCE OPERATIONS (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Supplemental Information for Property, Casualty Insurance Underwriters [Line Items]
Losses and Loss Adjustment Expenses Incurred Related to Current Year	$ 10,876.8	$ 10,451.7	$ 10,040.9
Losses and Loss Adjustment Expenses Incurred Related to Prior Years	(242.0)	(320.4)	(136.0)
Paid Losses and Loss Adjustment Expenses	$ 10,541.6	$ 9,888.0	$ 9,714.2